Derivatives and hedge activities (Details Narrative) R$ / shares in Units, R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$) R$ / shares shares
Derivatives And Hedge Activities
Exercise price per share | R$ / shares	R$ 11.50
Warrants outstanding	18,499,984
Public warrants	11,499,984
Private placement warrants	7,000,000
Market trading price | R$ / shares	R$ 5.21
Accumulated others comprehensive income | R$	R$ 1,292